UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 1.	Reports to Stockholders.

(a)              A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund

Class A Shares - VNIAX

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about Class A Shares of the Vontobel International Equity Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel International Equity Fund, Class A Shares	$92	0.87%

How did the Fund perform in the last year?

What worked:

- Stock selection within Health Care due to strong earnings results from dermatology company Galderma and our lack of exposure to poorly performing Novo Nordisk.

- Our lack of exposure to the Energy sector contributed to performance as the commodity prices was weaker on the year.

- Our position in German defense company Rheinmetall which benefits from increased fiscal spending in Europe as countries look to bolster defense spending to ward off external threats.

What didn’t work:

- Our lack of exposure to strongly performing banks within the Financials sectors was a significant detractor. Our exchange exposure in London Stock Exchange Group and Deutsche Boerse declined as investors repriced businesses exposed potential AI disruption.

- Stock selection within Information Technology was a detractor during the period. Our exposure to Constellation Software and OBIC hurt results as the companies are perceived to be under heightened competitive pressure due to AI.

- Communication Services stock selection was a detractor as Universal Music and Capcom declined on near term disappointing earnings.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Vontobel International Equity Fund, Class A Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†
Apr/24	$10,000	$10,000
Jun/24	$10,530	$10,546
Sep/24	$11,360	$11,396
Dec/24	$10,749	$10,530
Mar/25	$11,252	$11,082
Jun/25	$12,700	$12,415
Sep/25	$12,102	$13,270
Dec/25	$11,954	$13,941

Since its inception on April 22, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 877-734-6278 or visit https://am.vontobel.com/en/strategies/mutual-funds for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Vontobel International Equity Fund, Class A Shares	11.21%	11.06%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	32.39%	21.56%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$116,371,205	45	$186,068	212%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	9.4%
Netherlands	2.5%
China	3.3%
Hong Kong	3.5%
Taiwan	4.5%
Italy	4.9%
Switzerland	6.4%
Canada	7.2%
France	8.5%
Germany	8.6%
United States	8.7%
Japan	10.6%
United Kingdom	17.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Galderma Group	5.2%
Taiwan Semiconductor Manufacturing ADR	4.5%
NatWest Group	4.0%
Siemens Energy	3.8%
Royal Bank of Canada	3.8%
Halma	3.8%
Terna - Rete Elettrica Nazionale	3.5%
Prudential	3.5%
Safran	3.3%
National Grid	3.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund / Class A Shares - VNIAX

Annual Shareholder Report: December 31, 2025

VNIAX-AR-2025

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund

Class Y Shares - VNIYX

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about Class Y Shares of the Vontobel International Equity Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel International Equity Fund, Class Y Shares	$67	0.63%

How did the Fund perform in the last year?

What worked:

- Stock selection within Health Care due to strong earnings results from dermatology company Galderma and our lack of exposure to poorly performing Novo Nordisk.

- Our lack of exposure to the Energy sector contributed to performance as the commodity prices was weaker on the year.

- Our position in German defense company Rheinmetall which benefits from increased fiscal spending in Europe as countries look to bolster defense spending to ward off external threats.

What didn’t work:

- Our lack of exposure to strongly performing banks within the Financials sectors was a significant detractor. Our exchange exposure in London Stock Exchange Group and Deutsche Boerse declined as investors repriced businesses exposed potential AI disruption.

- Stock selection within Information Technology was a detractor during the period. Our exposure to Constellation Software and OBIC hurt results as the companies are perceived to be under heightened competitive pressure due to AI.

- Communication Services stock selection was a detractor as Universal Music and Capcom declined on near term disappointing earnings.

How did the Fund perform since inception?

Total Return Based on $50,000 Investment

	Vontobel International Equity Fund, Class Y Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†
Apr/24	$50,000	$50,000
Jun/24	$52,600	$52,730
Sep/24	$56,750	$56,981
Dec/24	$53,800	$52,652
Mar/25	$56,369	$55,408
Jun/25	$63,658	$62,075
Sep/25	$60,721	$66,352
Dec/25	$59,985	$69,704

Since its inception on April 22, 2024. The line graph represents historical performance of a hypothetical investment of $50,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 877-734-6278 or visit https://am.vontobel.com/en/strategies/mutual-funds for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Vontobel International Equity Fund, Class Y Shares	11.50%	11.30%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	32.39%	21.56%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$116,371,205	45	$186,068	212%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	9.4%
Netherlands	2.5%
China	3.3%
Hong Kong	3.5%
Taiwan	4.5%
Italy	4.9%
Switzerland	6.4%
Canada	7.2%
France	8.5%
Germany	8.6%
United States	8.7%
Japan	10.6%
United Kingdom	17.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Galderma Group	5.2%
Taiwan Semiconductor Manufacturing ADR	4.5%
NatWest Group	4.0%
Siemens Energy	3.8%
Royal Bank of Canada	3.8%
Halma	3.8%
Terna - Rete Elettrica Nazionale	3.5%
Prudential	3.5%
Safran	3.3%
National Grid	3.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund / Class Y Shares - VNIYX

Annual Shareholder Report: December 31, 2025

VNIYX-AR-2025

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund

Class Institutional Shares - VNIIX

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about Class Institutional Shares of the Vontobel International Equity Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel International Equity Fund, Class Institutional Shares	$63	0.60%

How did the Fund perform in the last year?

What worked:

- Stock selection within Health Care due to strong earnings results from dermatology company Galderma and our lack of exposure to poorly performing Novo Nordisk.

- Our lack of exposure to the Energy sector contributed to performance as the commodity prices was weaker on the year.

- Our position in German defense company Rheinmetall which benefits from increased fiscal spending in Europe as countries look to bolster defense spending to ward off external threats.

What didn’t work:

- Our lack of exposure to strongly performing banks within the Financials sectors was a significant detractor. Our exchange exposure in London Stock Exchange Group and Deutsche Boerse declined as investors repriced businesses exposed potential AI disruption.

- Stock selection within Information Technology was a detractor during the period. Our exposure to Constellation Software and OBIC hurt results as the companies are perceived to be under heightened competitive pressure due to AI.

- Communication Services stock selection was a detractor as Universal Music and Capcom declined on near term disappointing earnings.

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

	Vontobel International Equity Fund, Class Institutional Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†
Apr/24	$100,000	$100,000
Jun/24	$105,100	$105,460
Sep/24	$113,300	$113,963
Dec/24	$107,191	$105,304
Mar/25	$112,225	$110,815
Jun/25	$126,804	$124,149
Sep/25	$120,826	$132,705
Dec/25	$119,359	$139,409

Since its inception on April 22, 2024. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 877-734-6278 or visit https://am.vontobel.com/en/strategies/mutual-funds for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Vontobel International Equity Fund, Class Institutional Shares	11.35%	10.96%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	32.39%	21.56%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$116,371,205	45	$186,068	212%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	9.4%
Netherlands	2.5%
China	3.3%
Hong Kong	3.5%
Taiwan	4.5%
Italy	4.9%
Switzerland	6.4%
Canada	7.2%
France	8.5%
Germany	8.6%
United States	8.7%
Japan	10.6%
United Kingdom	17.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Galderma Group	5.2%
Taiwan Semiconductor Manufacturing ADR	4.5%
NatWest Group	4.0%
Siemens Energy	3.8%
Royal Bank of Canada	3.8%
Halma	3.8%
Terna - Rete Elettrica Nazionale	3.5%
Prudential	3.5%
Safran	3.3%
National Grid	3.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund / Class Institutional Shares - VNIIX

Annual Shareholder Report: December 31, 2025

VNIIX-AR-2025

The Advisors' Inner Circle Fund II

Vontobel Global Equity Fund

Class A Shares - VNGAX

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about Class A Shares of the Vontobel Global Equity Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel Global Equity Fund, Class A Shares	$96	0.92%Footnote Reference*
Footnote	Description
Footnote*	The ratio appears lower due to the relative net asset value of A Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.98% (1.49% excluding waiver).

How did the Fund perform in the last year?

What worked:

- Our lack of exposure to the Energy sector contributed to performance as the commodity prices were weaker on the year.

- Our lack of exposure to the Real Estate sector contributed to performance as the sector was one of the weakest performing sectors during the year.

- The more cyclical parts of our portfolio that are leveraged to the AI theme performed well, such as TSMC within Information Technology and Alphabet within the Communication Services sector.

What didn’t work:

- Stock selection within Industrials detracted as data service businesses such as RELX and Wolters Kluwer declined as investors assigned a lower terminal multiple to earnings given the potential threat of AI increasing competition for software businesses.

- Financials stock selection detracted due to our exposure to companies such as London Stock Exchange Group which declined as investors assigned a lower terminal multiple to earnings given the potential threat of AI increasing competition. We also did not hold strongly performing developed market banks.

- Underexposure to strongly performing Information Technology such as Nvidia was the main detractor during the period. Additionally, our exposure to Constellation Software hurt results as the company is perceived to be under heightened competitive pressure due to AI.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Vontobel Global Equity Fund, Class A Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Aug/24	$10,000	$10,000
Sep/24	$10,930	$11,208
Dec/24	$10,707	$11,097
Mar/25	$10,666	$10,950
Jun/25	$11,691	$12,212
Sep/25	$11,902	$13,143
Dec/25	$11,634	$13,575

Since its inception on August 5, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 877-734-6278 or visit https://am.vontobel.com/en/strategies/mutual-funds for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Vontobel Global Equity Fund, Class A Shares	8.67%	11.37%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.34%	24.30%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$23,246,179	42	$-	100%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.2%
Netherlands	1.3%
United Kingdom	1.4%
India	1.9%
Hong Kong	2.9%
Italy	3.2%
France	4.1%
Germany	5.0%
Switzerland	5.2%
Japan	5.2%
China	5.6%
Taiwan	6.2%
United States	54.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Alphabet, Cl C	6.6%
Taiwan Semiconductor Manufacturing ADR	6.3%
Tencent Holdings	5.6%
Galderma Group	5.2%
Amazon.com	4.0%
Microsoft	3.8%
Broadcom	3.5%
Hoya	3.3%
TKO Group Holdings, Cl A	3.2%
Ferrari	3.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Vontobel Global Equity Fund / Class A Shares - VNGAX

Annual Shareholder Report: December 31, 2025

VNGAX-AR-2025

The Advisors' Inner Circle Fund II

Vontobel Global Equity Fund

Class Y Shares - VNGYX

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about Class Y Shares of the Vontobel Global Equity Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel Global Equity Fund, Class Y Shares	$61	0.58%Footnote Reference*
Footnote	Description
Footnote*	The ratio appears lower due to the relative net asset value of Y Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.73% (1.24% excluding waiver).

How did the Fund perform in the last year?

What worked:

- Our lack of exposure to the Energy sector contributed to performance as the commodity prices were weaker on the year.

- Our lack of exposure to the Real Estate sector contributed to performance as the sector was one of the weakest performing sectors during the year.

- The more cyclical parts of our portfolio that are leveraged to the AI theme performed well, such as TSMC within Information Technology and Alphabet within the Communication Services sector.

What didn’t work:

- Stock selection within Industrials detracted as data service businesses such as RELX and Wolters Kluwer declined as investors assigned a lower terminal multiple to earnings given the potential threat of AI increasing competition for software businesses.

- Financials stock selection detracted due to our exposure to companies such as London Stock Exchange Group which declined as investors assigned a lower terminal multiple to earnings given the potential threat of AI increasing competition. We also did not hold strongly performing developed market banks.

- Underexposure to strongly performing Information Technology such as Nvidia was the main detractor during the period. Additionally, our exposure to Constellation Software hurt results as the company is perceived to be under heightened competitive pressure due to AI.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Vontobel Global Equity Fund, Class Y Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Aug/24	$10,000	$10,000
Sep/24	$10,930	$11,208
Dec/24	$10,697	$11,097
Mar/25	$10,656	$10,950
Jun/25	$11,681	$12,212
Sep/25	$11,902	$13,143
Dec/25	$11,651	$13,575

Since its inception on August 5, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 877-734-6278 or visit https://am.vontobel.com/en/strategies/mutual-funds for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Vontobel Global Equity Fund, Class Y Shares	8.92%	11.49%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.34%	24.30%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$23,246,179	42	$-	100%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.2%
Netherlands	1.3%
United Kingdom	1.4%
India	1.9%
Hong Kong	2.9%
Italy	3.2%
France	4.1%
Germany	5.0%
Switzerland	5.2%
Japan	5.2%
China	5.6%
Taiwan	6.2%
United States	54.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Alphabet, Cl C	6.6%
Taiwan Semiconductor Manufacturing ADR	6.3%
Tencent Holdings	5.6%
Galderma Group	5.2%
Amazon.com	4.0%
Microsoft	3.8%
Broadcom	3.5%
Hoya	3.3%
TKO Group Holdings, Cl A	3.2%
Ferrari	3.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Vontobel Global Equity Fund / Class Y Shares - VNGYX

Annual Shareholder Report: December 31, 2025

VNGYX-AR-2025

The Advisors' Inner Circle Fund II

Vontobel Global Equity Fund

Class Institutional Shares - VNGIX

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about Class Institutional Shares of the Vontobel Global Equity Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel Global Equity Fund, Class Institutional Shares	$60	0.58%

How did the Fund perform in the last year?

What worked:

- Our lack of exposure to the Energy sector contributed to performance as the commodity prices were weaker on the year.

- Our lack of exposure to the Real Estate sector contributed to performance as the sector was one of the weakest performing sectors during the year.

- The more cyclical parts of our portfolio that are leveraged to the AI theme performed well, such as TSMC within Information Technology and Alphabet within the Communication Services sector.

What didn’t work:

- Stock selection within Industrials detracted as data service businesses such as RELX and Wolters Kluwer declined as investors assigned a lower terminal multiple to earnings given the potential threat of AI increasing competition for software businesses.

- Financials stock selection detracted due to our exposure to companies such as London Stock Exchange Group which declined as investors assigned a lower terminal multiple to earnings given the potential threat of AI increasing competition. We also did not hold strongly performing developed market banks.

- Underexposure to strongly performing Information Technology such as Nvidia was the main detractor during the period. Additionally, our exposure to Constellation Software hurt results as the company is perceived to be under heightened competitive pressure due to AI.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

	Vontobel Global Equity Fund, Class Institutional Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Aug/24	$1,000,000	$1,000,000
Sep/24	$1,092,000	$1,120,757
Dec/24	$1,067,652	$1,109,674
Mar/25	$1,062,630	$1,094,976
Jun/25	$1,163,068	$1,221,190
Sep/25	$1,182,151	$1,314,279
Dec/25	$1,156,069	$1,357,547

Since its inception on August 5, 2024. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 877-734-6278 or visit https://am.vontobel.com/en/strategies/mutual-funds for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Vontobel Global Equity Fund, Class Institutional Shares	8.28%	10.87%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.34%	24.30%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$23,246,179	42	$-	100%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.2%
Netherlands	1.3%
United Kingdom	1.4%
India	1.9%
Hong Kong	2.9%
Italy	3.2%
France	4.1%
Germany	5.0%
Switzerland	5.2%
Japan	5.2%
China	5.6%
Taiwan	6.2%
United States	54.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Alphabet, Cl C	6.6%
Taiwan Semiconductor Manufacturing ADR	6.3%
Tencent Holdings	5.6%
Galderma Group	5.2%
Amazon.com	4.0%
Microsoft	3.8%
Broadcom	3.5%
Hoya	3.3%
TKO Group Holdings, Cl A	3.2%
Ferrari	3.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Vontobel Global Equity Fund / Class Institutional Shares - VNGIX

Annual Shareholder Report: December 31, 2025

VNGIX-AR-2025

The Advisors' Inner Circle Fund II

Vontobel U.S. Equity Fund

A Shares - VNUAX

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about A Shares of the Vontobel U.S. Equity Fund (the "Fund") for the period from October 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel U.S. Equity Fund, A Shares	$21	0.85%

How did the Fund perform in the last year?

What worked:

- The more cyclical parts of our portfolio that are leveraged to the AI theme performed well, such Alphabet and Meta within the Communication Services sector and Amphenol within Information Technology.

- Stock selection within Materials, namely CRH which has benefited from strong pricing and strong construction and infrastructure growth.

- Our lack of exposure to the Energy sector contributed to performance as the commodity prices were weaker on the year.

What didn’t work:

- Underexposure to strongly performing Information Technology such as Nvidia and Broadcom was the main detractor during the period. Additionally, our exposure to Adobe hurt results as the company has not seen meaningful impact on its earnings from AI utilization.

- Stock selection within Industrials detracted as auto salvage business, Copart saw increased competition, and we have minimal exposure to the more cyclical parts of the Industrials sector that is benefiting from a strong AI capex cycle.

- Financials stock selection detracted due to our exposure to more durable companies such as Progressive and Intercontinental Exchange which lagged the strong growth of more cyclically exposed banks which we don’t have exposure to.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Vontobel U.S. Equity Fund, A Shares	S&P 500 Index (USD) (NR)Footnote Reference*
Oct/24	$10,000	$10,000
Dec/24	$9,796	$10,048
Mar/25	$9,842	$9,609
Jun/25	$10,669	$10,650
Sep/25	$10,962	$11,504
Dec/25	$10,936	$11,799

Since its inception on October 18, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 877-734-6278 or visit https://am.vontobel.com/en/strategies/mutual-funds for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	3 Months	1 Year	Annualized Since Inception
Vontobel U.S. Equity Fund, A Shares	-0.23%	11.64%	7.73%
S&P 500 Index (USD) (NR)Footnote Reference*	2.56%	17.43%	14.75%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,239,865	39	$-	10%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	3.6%
Materials	5.3%
Consumer Staples	5.6%
Consumer Discretionary	9.5%
Health Care	10.2%
Communication Services	13.2%
Industrials	13.3%
Financials	14.9%
Information Technology	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Alphabet, Cl A	8.0%
Microsoft	6.4%
Amazon.com	6.1%
Intercontinental Exchange	4.2%
Mastercard, Cl A	4.0%
Intuit	4.0%
Meta Platforms, Cl A	3.8%
Waste Management	3.7%
Ferguson Enterprises	3.5%
Thermo Fisher Scientific	3.3%

Material Fund Changes

Effective November 18, 2025, U.S. Equity changed its fiscal year end to December 31.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Vontobel U.S. Equity Fund / A Shares - VNUAX

Annual Shareholder Report: December 31, 2025

VNUAX-AR-2025

The Advisors' Inner Circle Fund II

Vontobel U.S. Equity Fund

Y Shares - VNUYX

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about Y Shares of the Vontobel U.S. Equity Fund (the "Fund") for the period from October 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel U.S. Equity Fund, Y Shares	$13	0.51%

How did the Fund perform in the last year?

What worked:

- The more cyclical parts of our portfolio that are leveraged to the AI theme performed well, such Alphabet and Meta within the Communication Services sector and Amphenol within Information Technology.

- Stock selection within Materials, namely CRH which has benefited from strong pricing and strong construction and infrastructure growth.

- Our lack of exposure to the Energy sector contributed to performance as the commodity prices were weaker on the year.

What didn’t work:

- Underexposure to strongly performing Information Technology such as Nvidia and Broadcom was the main detractor during the period. Additionally, our exposure to Adobe hurt results as the company has not seen meaningful impact on its earnings from AI utilization.

- Stock selection within Industrials detracted as auto salvage business, Copart saw increased competition, and we have minimal exposure to the more cyclical parts of the Industrials sector that is benefiting from a strong AI capex cycle.

- Financials stock selection detracted due to our exposure to more durable companies such as Progressive and Intercontinental Exchange which lagged the strong growth of more cyclically exposed banks which we don’t have exposure to.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Vontobel U.S. Equity Fund, Y Shares	S&P 500 Index (USD) (NR)Footnote Reference*
Mar/18	$10,000	$10,000
Sep/18	$11,160	$10,822
Sep/19	$12,439	$11,213
Sep/20	$14,114	$12,838
Sep/21	$17,103	$16,616
Sep/22	$14,407	$13,981
Sep/23	$18,174	$16,918
Sep/24	$22,804	$22,967
Sep/25	$25,090	$26,903
Dec/25	$25,081	$27,592

Since its inception on March 27, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 877-734-6278 or visit https://am.vontobel.com/en/strategies/mutual-funds for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	3 Months	1 Year	5 Years	Annualized Since Inception
Vontobel U.S. Equity Fund, Y Shares	-0.03%	11.98%	9.92%	12.56%
S&P 500 Index (USD) (NR)Footnote Reference*	2.56%	17.43%	13.92%	14.50%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,239,865	39	$-	10%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	3.6%
Materials	5.3%
Consumer Staples	5.6%
Consumer Discretionary	9.5%
Health Care	10.2%
Communication Services	13.2%
Industrials	13.3%
Financials	14.9%
Information Technology	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Alphabet, Cl A	8.0%
Microsoft	6.4%
Amazon.com	6.1%
Intercontinental Exchange	4.2%
Mastercard, Cl A	4.0%
Intuit	4.0%
Meta Platforms, Cl A	3.8%
Waste Management	3.7%
Ferguson Enterprises	3.5%
Thermo Fisher Scientific	3.3%

Material Fund Changes

Effective November 18, 2025, U.S. Equity changed its fiscal year end to December 31.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Vontobel U.S. Equity Fund / Y Shares - VNUYX

Annual Shareholder Report: December 31, 2025

VNUYX-AR-2025

The Advisors' Inner Circle Fund II

Vontobel U.S. Equity Fund

Institutional Shares - VNUIX

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about Institutional Shares of the Vontobel U.S. Equity Fund (the "Fund") for the period from October 1, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Vontobel U.S. Equity Fund, Institutional Shares	$13	0.50%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund share class had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

What worked:

- The more cyclical parts of our portfolio that are leveraged to the AI theme performed well, such Alphabet and Meta within the Communication Services sector and Amphenol within Information Technology.

- Stock selection within Materials, namely CRH which has benefited from strong pricing and strong construction and infrastructure growth.

- Our lack of exposure to the Energy sector contributed to performance as the commodity prices were weaker on the year.

What didn’t work:

- Underexposure to strongly performing Information Technology such as Nvidia and Broadcom was the main detractor during the period. Additionally, our exposure to Adobe hurt results as the company has not seen meaningful impact on its earnings from AI utilization.

- Stock selection within Industrials detracted as auto salvage business, Copart saw increased competition, and we have minimal exposure to the more cyclical parts of the Industrials sector that is benefiting from a strong AI capex cycle.

- Financials stock selection detracted due to our exposure to more durable companies such as Progressive and Intercontinental Exchange which lagged the strong growth of more cyclically exposed banks which we don’t have exposure to.

How did the Fund perform since inception?

Total Return Based on $5,000,000 Investment

	Vontobel U.S. Equity Fund, Institutional Shares	S&P 500 Index (USD) (NR)Footnote Reference*
Jan/25	$5,000,000	$5,000,000
Mar/25	$5,008,757	$4,706,017
Jun/25	$5,443,666	$5,215,687
Sep/25	$5,607,122	$5,634,232
Dec/25	$5,607,328	$5,778,627

Since its inception on January 6, 2025. The line graph represents historical performance of a hypothetical investment of $5,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 877-734-6278 or visit https://am.vontobel.com/en/strategies/mutual-funds for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	3 Months	Cumulative Since Inception
Vontobel U.S. Equity Fund, Institutional Shares	-%	12.15%
S&P 500 Index (USD) (NR)Footnote Reference*	2.56%	15.57%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,239,865	39	$-	10%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	3.6%
Materials	5.3%
Consumer Staples	5.6%
Consumer Discretionary	9.5%
Health Care	10.2%
Communication Services	13.2%
Industrials	13.3%
Financials	14.9%
Information Technology	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Alphabet, Cl A	8.0%
Microsoft	6.4%
Amazon.com	6.1%
Intercontinental Exchange	4.2%
Mastercard, Cl A	4.0%
Intuit	4.0%
Meta Platforms, Cl A	3.8%
Waste Management	3.7%
Ferguson Enterprises	3.5%
Thermo Fisher Scientific	3.3%

Material Fund Changes

Effective November 18, 2025, U.S. Equity changed its fiscal year end to December 31.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Vontobel U.S. Equity Fund / Institutional Shares - VNUIX

Annual Shareholder Report: December 31, 2025

VNUIX-AR-2025

(b)              Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the "Trust") has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant's audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be "independent", as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2025			FYE December 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$197,886	None	None	$138,746	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2025			FYE December 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$129,220	None	None	$151,569	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE December 31, 2025	FYE December 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE December 31, 2025	FYE December 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)        The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2025 and 2024, respectively.

(g)       The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2025 and 2024, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees.  Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS' INNER CIRCLE FUND II

Vontobel

ANNUAL FINANCIALS AND OTHER INFORMATION

DECEMBER 31, 2025

Investment Adviser:

Vontobel Asset Management, Inc.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Glossary	6
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	10
Financial Highlights	16
Notes to Financial Statements	25
Report of Independent Registered Public Accounting Firm	33
Notice to Shareholders (Unaudited)	34
Other Information (Form N-CSR Items 8-11) (Unaudited)	35

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY FUND DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.3%

	Shares	Value
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	339	$682,834

CANADA — 7.2%
Financials — 5.9%
Intact Financial	11,960	2,489,768
Royal Bank of Canada	25,874	4,410,956
		6,900,724

Information Technology — 1.3%
Constellation Software	623	1,498,504
		8,399,228
CHINA — 3.3%
Communication Services — 2.5%
Tencent Holdings	37,932	2,919,459
Consumer Staples — 0.8%
Nongfu Spring, Cl H	147,600	888,327
		3,807,786
FRANCE — 8.5%
Consumer Discretionary — 2.4%
Hermes International	1,119	2,790,530

Consumer Staples — 1.4%
L'Oreal	3,928	1,692,292

Industrials — 3.3%
Safran	11,059	3,865,166

Materials — 1.4%
Air Liquide	8,616	1,622,714
		9,970,702
GERMANY — 8.6%
Communication Services — 0.5%
CTS Eventim & KGaA	5,702	521,974

Financials — 1.1%
Deutsche Boerse	5,031	1,322,253

Industrials — 5.3%
Rheinmetall	955	1,742,295
Siemens Energy *	31,842	4,467,063
		6,209,358
Information Technology — 1.7%
SAP	7,898	1,918,963
		9,972,548

HONG KONG — 3.5%
Financials — 3.5%
Prudential	263,948	4,071,987

COMMON STOCK — continued

	Shares	Value
INDIA — 1.9%
Communication Services — 1.9%
Bharti Airtel	95,512	$2,237,555

IRELAND — 2.1%
Industrials — 2.1%
Experian	53,260	2,414,350

ITALY — 4.9%
Consumer Discretionary — 1.4%
Ferrari	4,235	1,573,784

Utilities — 3.5%
Terna - Rete Elettrica Nazionale	385,041	4,096,332
		5,670,116

JAPAN — 10.6%
Communication Services — 1.4%
Capcom	68,746	1,596,904

Health Care — 1.8%
Hoya	13,592	2,061,493

Industrials — 3.4%
Fujikura	27,693	3,071,027
MonotaRO	59,728	951,062
		4,022,089

Information Technology — 4.0%
Disco	6,700	2,041,237
Nomura Research Institute	68,098	2,591,444
		4,632,681
		12,313,167

NETHERLANDS — 2.5%
Communication Services — 0.8%
Universal Music Group	33,904	885,731

Consumer Staples — 1.7%
Coca-Cola Europacific Partners	22,278	2,020,614
		2,906,345

SINGAPORE — 2.4%
Industrials — 2.4%
Singapore Technologies Engineering	424,825	2,782,812

SWEDEN — 2.4%
Industrials — 2.4%
Beijer Ref, Cl B	69,470	1,114,844
Lifco, Cl B	45,890	1,739,174
		2,854,018

SWITZERLAND — 6.4%
Consumer Staples — 1.2%
Chocoladefabriken Lindt & Spruengli	93	1,358,904

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY FUND DECEMBER 31, 2025

COMMON STOCK — continued

	Shares	Value
SWITZERLAND — continued
Health Care — 5.2%
Galderma Group	29,829	$6,074,165
		7,433,069

TAIWAN — 4.5%
Information Technology — 4.5%
Taiwan Semiconductor Manufacturing ADR	17,169	5,217,487

UNITED KINGDOM — 17.2%
Consumer Discretionary — 2.8%
Games Workshop Group	12,772	3,257,259

Financials — 5.6%
London Stock Exchange Group	15,781	1,904,263
NatWest Group	525,526	4,617,222
		6,521,485

Industrials — 1.8%
RELX	51,301	2,088,358

Information Technology — 3.8%
Halma	91,787	4,377,349

Utilities — 3.2%
National Grid	245,176	3,772,472

		20,016,923

UNITED STATES — 8.7%
Communication Services — 1.5%
Liberty Media -Liberty Formula One, Cl C *	17,171	1,691,515

Consumer Staples — 1.6%
Philip Morris International	11,749	1,884,540

Financials — 3.6%
Aon, Cl A	4,223	1,490,212
Mastercard, Cl A	4,716	2,692,270
		4,182,482

Industrials — 2.0%
RB Global	23,113	2,377,634
		10,136,171
TOTAL COMMON STOCK
(Cost $93,600,464)		110,887,098

TOTAL INVESTMENTS — 95.3%
(Cost $93,600,464)		$110,887,098

Percentages are based on Net Assets of $116,371,205.

*	Non-income producing security.

The following is a summary of the inputs used as of December 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common
Stock
Brazil	$682,834	$—	$—	$682,834
Canada	8,399,228	—	—	8,399,228
China	3,807,786	—	—	3,807,786
France	9,970,702	—	—	9,970,702
Germany	—	9,972,548	—	9,972,548
Hong Kong	4,071,987	—	—	4,071,987
India	2,237,555	—	—	2,237,555
Ireland	2,414,350	—	—	2,414,350
Italy	—	5,670,116	—	5,670,116
Japan	—	12,313,167	—	12,313,167
Netherlands	2,906,345	—	—	2,906,345
Singapore	2,782,812	—	—	2,782,812
Sweden	—	2,854,018	—	2,854,018
Switzerland	—	7,433,069	—	7,433,069
Taiwan	5,217,487	—	—	5,217,487
United Kingdom	20,016,923	—	—	20,016,923
United States	10,136,171	—	—	10,136,171
Total Investments in Securities	$72,644,180	$38,242,918	$—	$110,887,098

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL EQUITY FUND DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.0%

	Shares	Value
CHINA — 5.6%
Communication Services — 5.6%
Tencent Holdings	17,000	$1,308,415

FRANCE — 4.1%
Consumer Staples — 1.0%
L'Oreal	533	229,631

Health Care — 1.3%
EssilorLuxottica	929	294,666

Materials — 1.8%
Air Liquide	2,291	431,481
		955,778

GERMANY — 5.0%
Industrials — 3.1%
Siemens Energy *	5,120	718,277

Information Technology — 1.9%
SAP	1,786	433,941
		1,152,218

HONG KONG — 2.9%
Financials — 2.9%
AIA Group	65,800	675,526

INDIA — 1.9%
Financials — 1.9%
ICICI Bank	28,961	432,710

IRELAND — 1.2%
Industrials — 1.2%
Experian	6,415	290,801

ITALY — 3.2%
Consumer Discretionary — 3.2%
Ferrari	1,982	736,539

JAPAN — 5.2%
Communication Services — 1.9%
Capcom	18,900	439,029

Health Care — 3.3%
Hoya	5,100	773,515
		1,212,544
NETHERLANDS — 1.3%
Communication Services — 1.3%
Universal Music Group	11,669	304,849

COMMON STOCK — continued

	Shares	Value
SWITZERLAND — 5.2%
Health Care — 5.2%
Galderma Group	5,937	$1,208,968

TAIWAN — 6.2%
Information Technology — 6.2%
Taiwan Semiconductor Manufacturing ADR	4,786	1,454,418

UNITED KINGDOM — 1.4%
Industrials — 1.4%
RELX	8,070	328,513

UNITED STATES — 54.8%
Communication Services — 12.8%
Alphabet, Cl C	4,886	1,533,227
Meta Platforms, Cl A	509	335,986
Netflix *	3,942	369,602
TKO Group Holdings, Cl A	3,553	742,577
		2,981,392

Consumer Discretionary — 9.4%
Amazon.com *	4,037	931,821
AutoZone *	81	274,711
Booking Holdings	48	257,056
TJX	4,690	720,431
		2,184,019

Consumer Staples — 3.6%
Casey's General Stores	825	455,986
Coca-Cola	5,494	384,085
		840,071

Financials — 4.1%
Aon, Cl A	674	237,841
CME Group, Cl A	1,700	464,236
Mastercard, Cl A	440	251,187
		953,264

Health Care — 3.0%
Abbott Laboratories	2,794	350,060
Boston Scientific *	3,629	346,025
		696,085

Industrials — 7.2%
Ferguson Enterprises	1,975	439,694
General Electric	799	246,116
RB Global	3,513	361,382
Uber Technologies *	2,131	174,124
Waste Management	2,023	444,474
		1,665,790

Information Technology — 10.5%
Amphenol, Cl A	3,645	492,585
Broadcom	2,364	818,181
Intuit	374	247,745
Microsoft	1,836	887,926
		2,446,437
Materials — 4.2%
Ecolab	925	242,831

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL EQUITY FUND DECEMBER 31, 2025

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
Vulcan Materials	2,524	$719,895
		962,726
		12,729,784
TOTAL COMMON STOCK
(Cost $19,819,869)		22,791,063
TOTAL INVESTMENTS — 98.0%
(Cost $19,819,869)		$22,791,063

Percentages are based on Net Assets of $23,246,179.

*	Non-income producing security.

The following is a summary of the inputs used as of December 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common
Stock
China	$1,308,415	$—	$—	$1,308,415
France	955,778	—	—	955,778
Germany	—	1,152,218	—	1,152,218
Hong Kong	675,526	—	—	675,526
India	432,710	—	—	432,710
Ireland	290,801	—	—	290,801
Italy	—	736,539	—	736,539
Japan	—	1,212,544	—	1,212,544
Netherlands	304,849	—	—	304,849
Switzerland	—	1,208,968	—	1,208,968
Taiwan	1,454,418	—	—	1,454,418
United Kingdom	328,513	—	—	328,513
United States	12,729,784	—	—	12,729,784
Total Investments in Securities	$18,480,794	$4,310,269	$—	$22,791,063

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL U.S. EQUITY FUND DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.7%

	Shares	Value
Communication Services — 13.2%
Alphabet, Cl A	1,088	$340,544
Meta Platforms, Cl A	247	163,042
Netflix *	612	57,381
		560,967

Consumer Discretionary — 9.5%
Amazon.com *	1,119	258,288
AutoZone *	25	84,787
Booking Holdings	11	58,909
		401,984

Consumer Staples — 5.6%
Casey's General Stores	214	118,280
Coca-Cola	1,708	119,406
		237,686

Financials — 14.9%
Aon, Cl A	115	40,581
CME Group, Cl A	443	120,975
Intercontinental Exchange	1,099	177,994
Mastercard, Cl A	297	169,551
Progressive	417	94,959
Toast, Cl A *	844	29,971
		634,031

Health Care — 10.2%
Abbott Laboratories	758	94,970
Boston Scientific *	870	82,954
IQVIA Holdings *	226	50,943
Thermo Fisher Scientific	240	139,068
Zoetis, Cl A	501	63,036
		430,971

Industrials — 13.3%
Copart *	1,188	46,510
Ferguson Enterprises	659	146,713
RB Global	1,224	125,913
Union Pacific	190	43,951
Verisk Analytics, Cl A	197	44,067
Waste Management	711	156,214
		563,368

Information Technology — 24.1%
Adobe *	306	107,097
Akamai Technologies *	604	52,699
Amphenol, Cl A	648	87,571
Autodesk *	219	64,826
Intuit	254	168,255
Microsoft	559	270,344
ServiceNow *	413	63,267
Synopsys *	273	128,233
Workday, Cl A *	374	80,328
		1,022,620

Materials — 5.3%
CRH	1,038	129,542
Ecolab	156	40,953
Vulcan Materials	186	53,051
		223,546

COMMON STOCK — continued

	Shares	Value
Real Estate — 3.6%
American Tower ‡	437	$76,724
Iron Mountain ‡	915	75,899
		152,623
TOTAL COMMON STOCK
(Cost $2,467,846)		4,227,796
TOTAL INVESTMENTS — 99.7%
(Cost $2,467,846)		$4,227,796

Percentages are based on Net Assets of $4,239,865.
*	Non-income producing security.
‡	Real Estate Investment Trust

As of December 31, 2025, all of the Fund's investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL December 31, 2025

GLOSSARY (abbreviations which may be used in the preceding Schedules of Investments):

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
DECEMBER 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	Vontobel International Equity Fund	Vontobel Global Equity Fund		Vontobel U.S. Equity Fund
Assets:
Investments, at Value (Cost $93,600,464, $19,819,869 and $2,467,846)	$110,887,098	$22,791,063		$4,227,796
Foreign Currency, at Value (Cost $9,266, $– and $–)	9,266	–		–
Cash	4,947,388	487,582		20,040
Receivable for Capital Shares Sold	373,434	5,400		–
Foreign Tax Reclaim Receivable	168,665	7,300		3,659
Dividends and Interest Receivable	113,886	6,667		5,122
Due from Adviser	7,129	18,432		36,834
Unrealized Appreciation on Spot Currency Contracts	9	–		–
Prepaid Expenses	16,838	21,198		30,611
Total Assets	116,523,713	23,337,642		4,324,062
Liabilities:
Audit Fees Payable	29,394	29,394		58,788
Payable for Capital Shares Redeemed	16,984	–		–
Transfer Agent Fees Payable	14,088	7,145		5,916
Trustees’ Fees Payable	13,979	2,789		1,736
Offering Costs Payable	13,687	28,720		–
Administrator Fees Payable	13,463	11,012		11,259
Legal Fees Payable	9,352	1,866		1,161
Printing Fees Payable	8,873	1,770		1,102
Accrued Foreign Capital Gains Tax on Appreciated Securities	3,052	2,066		–
Chief Compliance Officer Fees Payable	3,008	600		374
Distribution Fees Payable (Class A Shares)	–	50		210
Other Accrued Expenses	26,628	6,051		3,651
Total Liabilities	152,508	91,463		84,197
Commitments and Contingencies †
Net Assets	$116,371,205	$23,246,179		$4,239,865
Net Assets Consist of:
Paid-in Capital	$100,225,721	$21,100,532		$(1,177,480)
Total Distributable Earnings	16,145,484	2,145,647		5,417,345
Net Assets	$116,371,205	$23,246,179		$4,239,865

A Shares:
Net Assets	$64,029	$321,966		$411,699
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	6,563	28,013		112,050
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$9.76	$11.49		$3.67	‡
Y Shares:
Net Assets	$1,211,527	$123		$3,828,054
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	123,852	11		1,032,173
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$9.78	$11.50	‡	$3.71	‡
Institutional Shares:
Net Assets	$115,095,649	$22,924,090		$112
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	11,835,549	2,009,413		29
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$9.72	$11.41		$3.82	‡

†	See Note 5 in the Notes to Financial Statements.
‡	Net Assets divided by Outstanding Shares do not calculate to the stated NAV due to Net Assets and Outstanding Shares being rounded.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
FOR THE YEAR ENDED
DECEMBER 31, 2025

STATEMENTS OF OPERATIONS

	Vontobel International Equity Fund	Vontobel Global Equity Fund
Investment Income:
Dividend Income	$2,601,075	$273,511
Interest Income	206,697	17,854
Less: Foreign Taxes Withheld	(254,105)	(19,235)
Total Investment Income	2,553,667	272,130
Expenses:
Investment Advisory Fees	809,831	127,301
Administration Fees	164,951	129,970
Trustees' Fees	55,377	8,778
Chief Compliance Officer Fees	11,510	2,029
Distribution Fees (A Shares)	123	137
Shareholder Servicing Fees (A Shares)	9	50
Shareholder Servicing Fees (Y Shares)	68	–
Transfer Agent Fees	82,751	48,894
Registration Fees	71,092	46,925
Legal Fees	56,422	8,921
Audit Fees	33,217	28,154
Printing Fees	30,926	8,806
Offering Costs	29,184	57,728
Custodian Fees	21,125	13,902
Insurance and Other Expenses	68,373	15,157
Total Expenses	1,434,959	496,752
Less:
Waiver of Investment Advisory Fees	(623,763)	(127,301)
Reimbursement by Investment Adviser	–	(241,157)
Fees Paid Indirectly (Note 4)	(1,676)	(891)
Net Expenses	809,520	127,403
Net Investment Income	1,744,147	144,727
Net Realized Gain (Loss) on:
Investments (1)	18,382,833	(817,702)
Foreign Currency Transactions	(322,921)	(9,303)
Net Realized Gain (Loss)	18,059,912	(827,005)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,867,999)	2,311,604
Foreign Capital Gains Tax on Appreciated Securities	(3,052)	(2,066)
Foreign Currency Translation	14,347	645
Net Change in Unrealized Appreciation (Depreciation)	(3,856,704)	2,310,183
Net Realized and Unrealized Gain	14,203,208	1,483,178
Net Increase in Net Assets Resulting from Operations	$15,947,355	$1,627,905

(1)	Includes in-kind transactions. See Note 10.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
FOR THE PERIOD OR YEAR ENDED
DECEMBER 31, 2025

STATEMENTS OF OPERATIONS

	Vontobel U.S. Equity Fund
	Period Ended December 31, 2025(1)	Year Ended September 30, 2025(2)
Investment Income:
Dividend Income	$26,118	$324,191
Interest Income	1,967	20,206
Less: Foreign Taxes Withheld	(195)	(4,444)
Total Investment Income	27,890	339,953
Expenses:
Administration Fees	32,985	119,670
Investment Advisory Fees	16,928	122,215
Trustees' Fees	2,465	8,644
Shareholder Servicing Fees (A Shares)	61	–
Shareholder Servicing Fees (Y Shares)	531	–
Distribution Fees (A Shares)	255	130
Chief Compliance Officer Fees	252	2,158
Audit Fees	24,394	34,407
Registration Fees	16,470	30,459
Transfer Agent Fees	9,309	44,129
Legal Fees	3,279	8,021
Printing Fees	2,200	14,661
Custodian Fees	600	5,751
Legacy Fund Reorganization Fees	–	10,961
Insurance and Other Expenses	2,635	11,012
Total Expenses	112,364	412,218
Less:
Waiver of Investment Advisory Fees	(16,928)	(122,215)
Reimbursement by Investment Adviser	(77,607)	(154,725)
Fees Paid Indirectly (Note 4)	(107)	(735)
Net Expenses	17,722	134,543
Net Investment Income	10,168	205,410
Net Realized Gain (Loss) on:
Investments	4,193,523	8,237,129
Net Realized Gain (Loss)	4,193,523	8,237,129
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,359,262)	(6,238,354)
Net Change in Unrealized Appreciation (Depreciation)	(4,359,262)	(6,238,354)
Net Realized and Unrealized Gain (Loss)	(165,739)	1,998,775
Net Increase (Decrease) in Net Assets Resulting from Operations	$(155,571)	$2,204,185

(1)	For the period October 1, 2025 to December 31, 2025. Effective November 18, 2025, the Vontobel U.S. Equity Fund changed is fiscal year end to December 31st (see Note 1 in the Notes to Financial Statements).
(2)	On October 18, 2024, the Vontobel U.S. Equity Institutional Fund (the “U.S. Equity Predecessor Fund”), a series of Advisers Investment Trust, was reorganized into the Vontobel U.S. Equity Fund (the “U.S. Equity”), a series of The Advisors' Inner Circle Fund II. Information presented prior to October 18, 2024 is that of the U.S. Equity Predecessor Fund. See Note 1 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Operations:
Net Investment Income	$1,744,147	$840,284
Net Realized Gain	18,059,912	3,907,069
Net Change in Unrealized Appreciation (Depreciation)	(3,856,704)	5,425,036
Net Increase in Net Assets Resulting from Operations	15,947,355	10,172,389
Distributions:
A Shares:	(8,106)	(12)
Y Shares:	(178,560)	(6)
Institutional Shares:	(17,011,676)	(6,503,554)
Return of Capital:
A Shares:	—	—
Y Shares:	—	—
Institutional Shares:	—	(283,426)
Total Distributions	(17,198,342)	(6,786,998)
Capital Share Transactions:
A Shares:
Issued	122,863	250
Reinvestment of Distributions	8,106	12
Redeemed	(54,668)	—
Net Increase in Net Assets from A Shares Transactions	76,301	262
Y Shares:
Issued	1,333,806	100
Reinvestment of Distributions	178,560	5
Redeemed	(108,236)	—
Net Increase in Net Assets from Y Shares Transactions	1,404,130	105
Institutional Shares:
Issued	31,442,715	192,148,577 *
Reinvestment of Distributions	16,151,796	6,515,508
Redeemed	(75,504,398)	(57,998,195)
Net Increase (Decrease) in Net Assets from Institutional Shares Transactions	(27,909,887)	140,665,890
Net Increase (Decrease) in Net Assets from Share Transactions	(26,429,456)	140,666,257
Total Increase (Decrease) in Net Assets	(27,680,443)	144,051,648

Net Assets:
Beginning of Year/Period	144,051,648	—
End of Year/Period	$116,371,205	$144,051,648

(1)	Commenced operations on April 22, 2024.
*	Includes transfer of assets from the Predecessor Fund (see Note 11).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Vontobel International Equity Fund
	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Capital Share Transactions:
A Shares
Issued	10,590	23
Reinvested	831	1
Redeemed	(4,882)	—
Total A Shares Transactions	6,539	24
Y Shares
Issued	115,140	10
Reinvested	18,219	—	*
Redeemed	(9,517)	—
Total Y Shares Transactions	123,842	10
Institutional Shares
Issued	2,779,402	18,941,188	**
Reinvested	1,658,048	631,810
Redeemed	(6,690,965)	(5,483,934)
Total Institutional Shares Transactions	(2,253,515)	14,089,064
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(2,123,134)	14,089,098

(1)	Commenced operations on April 22, 2024.
*	Amount rounds to less than 1 share.
**	Includes transfer of assets from the Predecessor Fund (see Note 11).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
GLOBAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Operations:
Net Investment Income	$144,727	$51,968
Net Realized Gain (Loss)	(827,005)	100,154
Net Change in Unrealized Appreciation	2,310,183	659,177
Net Increase in Net Assets Resulting from Operations	1,627,905	811,299
Distributions:
A Shares:	(2,631)	(1)
Y Shares:	(1)	—
Institutional Shares:	(201,444)	(89,480)
Total Distributions	(204,076)	(89,481)
Capital Share Transactions:
A Shares:
Issued	330,565	217
Reinvestment of Distributions	7	1
Net Increase in Net Assets from A Shares Transactions	330,572	218
Y Shares:
Issued	6	100
Reinvestment of Distributions	1	—
Net Increase in Net Assets from Y Shares Transactions	7	100
Institutional Shares:
Issued	4,615,644	19,601,508
Reinvestment of Distributions	100,944	42,680
Redeemed	(3,572,394)	(18,747)
Net Increase in Net Assets from Institutional Shares Transactions	1,144,194	19,625,441
Net Increase in Net Assets from Share Transactions	1,474,773	19,625,759
Total Increase in Net Assets	2,898,602	20,347,577
Net Assets:
Beginning of Year/Period	20,347,577	—
End of Year/Period	$23,246,179	$20,347,577

(1)	Commenced operations on August 5, 2024.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
GLOBAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Vontobel Global Equity Fund
	Year Ended December 31, 2025		Period Ended December 31, 2024(1)
Capital Share Transactions:
A Shares
Issued	27,991		21
Reinvested	1		—
Total A Shares Transactions	27,992		21
Y Shares
Issued	1		10
Reinvested	—	*	—	*
Total Y Shares Transactions	1		10
Institutional Shares
Issued	409,654		1,911,534
Reinvested	8,813		3,987
Redeemed	(322,824)		(1,751)
Total Institutional Shares Transactions	95,643		1,913,770
Net Increase (Decrease) in Shares Outstanding From Share Transactions	123,636		1,913,801

(1)	Commenced operations on August 5, 2024.
*	Amount rounds to less than 1 share.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended December 31, 2025 (1)	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net Investment Income	$10,168	$205,410	$246,189
Net Realized Gain	4,193,523	8,237,129	2,148,985
Net Change in Unrealized Appreciation (Depreciation)	(4,359,262)	(6,238,354)	6,263,006
Net Increase (Decrease) in Net Assets Resulting from Operations	(155,571)	2,204,185	8,658,180
Distributions:
A Shares(2):	(336,480)	(7)	—
Y Shares(3):	(8,268,367)	(2,544,339)	(370,073)
Institutional Shares(4):	(91)	—	—
Total Distributions	(8,604,938)	(2,544,346)	(370,073)
Capital Share Transactions:
A Shares(2):
Issued	1	405,600	—
Reinvestment of Distributions	336,480	6	—
Net Increase in Net Assets from A Shares Transactions	336,481	405,606	—
Y Shares(3):
Issued	69,124	1,509,161	6,683,514
Reinvestment of Distributions	2,722,615	979,032	146,077
Redeemed	(5,758,055)	(27,910,345)	(4,042,977)
Net Increase (Decrease) in Net Assets from Y Shares Transactions	(2,966,316)	(25,422,152)	2,786,614
Institutional Shares(4):
Issued	—	100	—
Reinvestment of Distributions	91	—	—
Net Increase in Net Assets from Institutional Shares Transactions	91	100	—
Net Increase (Decrease) in Net Assets from Share Transactions	(2,629,744)	(25,016,446)	2,786,614
Total Increase (Decrease) in Net Assets	(11,390,253)	(25,356,607)	11,074,721

Net Assets:
Beginning of Period/Year	15,630,118	40,986,725	29,912,004
End of Period/Year	$4,239,865	$15,630,118	$40,986,725

(1)	For the period October 1, 2025 to December 31, 2025. Effective November 18, 2025, the Vontobel U.S. Equity changed is fiscal year end to December 31st (see Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on October 18, 2024.
(3)	On October 18, 2024, the Vontobel U.S. Equity Institutional Fund (the “U.S. Equity Predecessor Fund”), a series of Advisers Investment Trust, was reorganized into the Vontobel U.S. Equity Fund (the “U.S. Equity”), a series of The Advisors' Inner Circle Fund II. Information presented prior to October 18, 2024 is that of the U.S. Equity Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(4)	Commenced operations on January 6, 2025.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Vontobel U.S. Equity Fund
	Period Ended December 31, 2025	Year Ended September 30, 2025	Year Ended September 30, 2024
Capital Share Transactions:
A Shares(1)
Issued	—	21,591	—
Reinvested	90,459	— *	—
Total Increase in A Shares Transactions	90,459	21,591	—
Y Shares(2)
Issued	3,693	85,185	434,681
Reinvested	724,185	56,407	9,130
Redeemed	(491,908)	(1,558,860)	(237,149)
Total Increase (Decrease) in Y Shares Transactions	235,970	(1,417,268)	206,662
Institutional Shares(3)
Issued	—	6	—
Reinvested	23	—	—
Total Increase in Institutional Shares Transactions	23	6	—
Net Increase (Decrease) in Capital Share Transactions	326,452	(1,395,671)	206,662

(1)	Commenced operations on October 18, 2024.
(2)	On October 18, 2024, the Vontobel U.S. Equity Institutional Fund (the “U.S. Equity Predecessor Fund”), a series of Advisers Investment Trust, was reorganized into the Vontobel U.S. Equity Fund (the “U.S. Equity”), a series of The Advisors' Inner Circle Fund II. Information presented prior to October 18, 2024 is that of the U.S. Equity Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(3)	Commenced operations on January 6, 2025.
*	Amount rounds to less than 1 share.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Period

A Shares	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Year/Period	$10.25	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.04	0.06
Net Realized and Unrealized Gain	1.09	0.70
Total from Operations	1.13	0.76
Dividends and Distributions:
Net Investment Income	(0.08)	(0.05)
Net Realized Gain	(1.54)	(0.46)
Return of Capital	—	—	(3)
Total Dividends and Distributions	(1.62)	(0.51)
Net Asset Value, End of Year/Period	$9.76	$10.25
Total Return*	11.21%	7.49%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$64	$—	(4)
Ratio of Expenses to Average Net Assets	0.87%	0.22	%†(5)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.36%	0.23	%†(5)
Ratio of Net Investment Income to Average Net Assets	0.38%	0.81	%†
Portfolio Turnover Rate(6)	212%	149%

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
(1)	Commenced operations on April 22, 2024.
(2)	Per share data calculated using average shares method.
(3)	Amount represents less than $0.01 per share.
(4)	Amount rounded to less than $1(000).
(5)	The ratio appears lower due to the relative net asset value of A Shares.
(6)	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if applicable.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Period

Y Shares	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Year/Period	$10.26	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.06	0.09
Net Realized and Unrealized Gain	1.10	0.68
Total from Operations	1.16	0.77
Dividends and Distributions:
Net Investment Income	(0.10)	(0.05)
Net Realized Gain	(1.54)	(0.46)
Return of Capital	—	—	(3)
Total Dividends and Distributions	(1.64)	(0.51)
Net Asset Value, End of Year/Period	$9.78	$10.26
Total Return*	11.50%	7.60%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,212	$—	(4)
Ratio of Expenses to Average Net Assets	0.63%	0.00	%†(5)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.16%	0.00	%†(5)
Ratio of Net Investment Income to Average Net Assets	0.54%	1.20	%†
Portfolio Turnover Rate(6)	212%	149%

*

Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
(1)	Commenced operations on April 22, 2024.
(2)	Per share data calculated using average shares method.
(3)	Amount represents less than $0.01 per share.
(4)	Amount rounded to less than $1(000).
(5)	The ratio appears lower due to the relative net asset value of Y Shares.
(6)	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if applicable.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Period

Institutional Shares	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Year/Period	$10.22	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.15	0.06
Net Realized and Unrealized Gain	1.00	0.67
Total from Operations	1.15	0.73
Dividends and Distributions:
Net Investment Income	(0.11)	(0.03)
Net Realized Gain	(1.54)	(0.46)
Return of Capital	—	(0.02)
Total Dividends and Distributions	(1.65)	(0.51)
Net Asset Value, End of Year/Period	$9.72	$10.22
Total Return*	11.35%	7.19%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$115,095	$144,051
Ratio of Expenses to Average Net Assets	0.60%	0.60%†
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.06%	1.04%†
Ratio of Net Investment Income to Average Net Assets	1.29%	0.81%†
Portfolio Turnover Rate(3)	212%	149%

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
(1)	Commenced operations on April 22, 2024.
(2)	Per share data calculated using average shares method.
(3)	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if applicable.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Period

A Shares	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Year/Period	$10.66	$10.00
Income (Loss) from Operations:
Net Investment Income (Loss)(2)	(0.02)	0.06
Net Realized and Unrealized Gain	0.94	0.65
Total from Operations	0.92	0.71
Dividends and Distributions:
Net Investment Income	(0.06)	(0.02)
Net Realized Gain	(0.03)	(0.03)
Total Dividends and Distributions	(0.09)	(0.05)
Net Asset Value, End of Year/Period	$11.49	$10.66
Total Return*	8.67%	7.07%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$322	$—	(3)
Ratio of Expenses to Average Net Assets	0.92%	0.00	%†(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.43%	2.57	%†(4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.21)%	1.47	%†
Portfolio Turnover Rate(5)	100%	15%

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
(1)	Commenced operations on August 5, 2024.
(2)	Per share data calculated using average shares method.
(3)	Amount rounded to less than $1(000).
(4)	The ratio appears lower due to the relative net asset value of A Shares.
(5)	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Period

Y Shares	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Year/Period	$10.65	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.07	0.05
Net Realized and Unrealized Gain	0.88	0.65
Total from Operations	0.95	0.70
Dividends and Distributions:
Net Investment Income	(0.07)	(0.02)
Net Realized Gain	(0.03)	(0.03)
Total Dividends and Distributions	(0.10)	(0.05)
Net Asset Value, End of Year/Period	$11.50	$10.65
Total Return*	8.92%	6.97%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$— (3)	$—	(3)
Ratio of Expenses to Average Net Assets	0.58%	0.00	%†(4)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.76%	3.38	%†(4)
Ratio of Net Investment Income to Average Net Assets	0.58%	1.21	%†
Portfolio Turnover Rate(5)	100%	15%

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
(1)	Commenced operations on August 5, 2024.
(2)	Per share data calculated using average shares method.
(3)	Amount rounded to less than $1(000).
(4)	The ratio appears lower due to the relative net asset value of Y Shares.
(5)	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Period

Institutional Shares	Year Ended December 31, 2025	Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Year/Period	$10.63	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.07	0.03
Net Realized and Unrealized Gain	0.81	0.65
Total from Operations	0.88	0.68
Dividends and Distributions:
Net Investment Income	(0.07)	(0.02)
Net Realized Gain	(0.03)	(0.03)
Total Dividends and Distributions	(0.10)	(0.05)
Net Asset Value, End of Year/Period	$11.41	$10.63
Total Return*	8.28%	6.77%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$22,924	$20,347
Ratio of Expenses to Average Net Assets	0.58%	0.57%†
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.26%	2.93%†
Ratio of Net Investment Income to Average Net Assets	0.66%	0.77%†
Portfolio Turnover Rate(3)	100%	15%

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
(1)	Commenced operations on August 5, 2024.
(2)	Per share data calculated using average shares method.
(3)	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Period

A Shares	Period Ended December 31, 2025(1)	Period Ended September 30, 2025(2)
Net Asset Value, Beginning of Period	$19.09	$18.57
Income (Loss) from Operations:
Net Investment Income(3)	—	0.10
Net Realized and Unrealized Gain (Loss)	(0.19)	1.57
Total from Operations	(0.19)	1.67
Dividends and Distributions:
Net Investment Income	(0.09)	(0.12)
Net Realized Gain	(15.14)	(1.03)
Total Dividends and Distributions	(15.23)	(1.15)
Net Asset Value, End of Period	$3.67	$19.09
Total Return*	(0.23)%	9.62%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$412	$412
Ratio of Expenses to Average Net Assets	0.85%†	0.75%†
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	4.65%†	2.77%†
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.05)%†	0.57%†
Portfolio Turnover Rate(4)	10%	35%

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
(1)

For the period October 1, 2025 to December 31, 2025. Effective November 18, 2025, the Vontobel U.S. Equity changed is fiscal year end to December 31st (see Note 1 in the Notes to Financial Statements).

(2)	Commenced operations on October 18, 2024.
(3)	Per share data calculated using average shares method.
(4)	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if applicable.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Period

Y Shares	Period Ended December 31, 2025(1)	Year Ended September 30, 2025(2)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net Asset Value, Beginning of Period/Year	$19.11	$18.52	$14.91	$12.39	$16.24	$13.77
Income (Loss) from Operations:
Net Investment Income(3)	0.01	0.14	0.11	0.09	0.08	0.05
Net Realized and Unrealized Gain (Loss)	(0.18)	1.59	3.67	3.05	(2.29)	2.81
Total from Operations	(0.17)	1.73	3.78	3.14	(2.21)	2.86
Dividends and Distributions:
Net Investment Income	(0.09)	(0.11)	(0.09)	(0.05)	(0.06)	(0.04)
Net Realized Gain	(15.14)	(1.03)	(0.08)	(0.57)	(1.58)	(0.35)
Total Dividends and Distributions	(15.23)	(1.14)	(0.17)	(0.62)	(1.64)	(0.39)
Net Asset Value, End of Period/Year	$3.71	$19.11	$18.52	$14.91	$12.39	$16.24
Total Return*	(0.03)%	10.02%	25.47%	26.15%	(15.76)%	21.18%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$3,828	$15,218	$40,987	$29,912	$19,347	$24,003
Ratio of Expenses to Average Net Assets	0.51%†	0.50%	0.65%	0.65%	0.65%	0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	3.27%†	1.55%	1.87%	2.74%	2.74%	2.61%
Ratio of Net Investment Income to Average Net Assets	0.31%†	0.77%	0.65%	0.67%	0.51%	0.34%
Portfolio Turnover Rate(4)	10%	35%	41%	30%	50%	44%

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
(1)

For the period October 1, 2025 to December 31, 2025. Effective November 18, 2025, the Vontobel U.S. Equity changed is fiscal year end to December 31st (see Note 1 in the Notes to Financial Statements).

(2)	On October 18, 2024, the Vontobel U.S. Equity Institutional Fund (the “U.S. Equity Predecessor Fund”), a series of Advisers Investment Trust, was reorganized into the Vontobel U.S. Equity Fund (the “U.S. Equity”), a series of The Advisors' Inner Circle Fund II. Information presented prior to October 18, 2024 is that of the U.S. Equity Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(3)	Per share data calculated using average shares method.
(4)	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout each Period

Institutional Shares	Period Ended December 31, 2025(1)	Period Ended September 30, 2025(2)
Net Asset Value, Beginning of Period	$19.21	$17.13
Income (Loss) from Operations:
Net Investment Income(3)	0.01	0.15
Net Realized and Unrealized Gain (Loss)	(0.17)	1.93
Total from Operations	(0.16)	2.08
Dividends and Distributions:
Net Investment Income	(0.09)	—
Net Realized Gain	(15.14)	—
Total Dividends and Distributions	(15.23)	0.00
Net Asset Value, End of Period	$3.82	$19.21
Total Return*	0.00%	12.14%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$— (4)	$—	(4)
Ratio of Expenses to Average Net Assets	0.50%†	0.01	%†
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	5.15%†	1.03	%†
Ratio of Net Investment Income to Average Net Assets	0.25%†	1.16	%†
Portfolio Turnover Rate(5)	10%	35%

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
(1)	For the period October 1, 2025 to December 31, 2025. Effective November 18, 2025, the Vontobel U.S. Equity changed is fiscal year end to December 31st (see Note 1 in the Notes to Financial Statements).
(2)	Commenced operations on January 6, 2025.
(3)	Per share data calculated using average shares method.
(4)	Amount rounded to less than $1(000).
(5)	Portfolio turnover rate is for the period indicated and periods less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if applicable.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
DECEMBER 31, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts statutory trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 24 funds. The financial statements herein are those of the Vontobel International Equity Fund (the “International Equity”), Vontobel Global Equity Fund (the “Global Equity”) and Vontobel U.S. Equity Fund (the “U.S. Equity”), (each a “Fund” and collectively the “Funds”). The investment objective of the Funds is to seek long-term capital appreciation. The Funds are each classified as a diversified, open-end management investment company registered under the 1940 Act. Vontobel Asset Management, Inc. (the “Adviser”) serves as the investment adviser to the Funds. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

International Equity is the successor to the Vontobel International Equity Fund, a series of the Vontobel Investment Trust (the “International Equity Predecessor Fund”). The International Equity Predecessor Fund was managed by the Adviser using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used in managing the Fund. The International Equity Predecessor Fund dissolved and reorganized into the Institutional Shares of the Fund on April 22, 2024. All of the assets of the International Equity Predecessor Fund were transferred to the Fund in connection with the reorganization. The Fund currently offers A Shares, Y Shares and Institutional Shares.

U.S. Equity is the successor to the Vontobel U.S. Equity Institutional Fund (the “U.S. Equity Institutional Predecessor Fund”), a series of Advisers Investment Trust. Prior to the reorganization of the U.S. Equity Institutional Predecessor Fund into the Fund on October 18, 2024, the Adviser served as investment adviser to the U.S. Equity Institutional Predecessor Fund. The U.S. Equity Institutional Predecessor Fund maintained investment objectives, strategies, policies, and restrictions that were substantially similar to those of the Fund. In connection with the reorganization, the U.S. Equity Institutional Predecessor Fund was dissolved and its assets were transferred to the U.S. Equity Fund in exchange for Y Shares. U.S. Equity currently offers A Shares, Y Shares, and Institutional Shares. The A Shares and Y Shares commenced operations on October 18, 2024, and the Institutional Shares commenced operations on January 6, 2025.

Global Equity commenced operations on August 5, 2024. Global Equity currently offers A Shares, Y Shares and Institutional Shares.

On November 18, 2025, the Board approved a change to U.S. Equity’s fiscal year end, from September 30 to December 31. The change was implemented to align the fiscal year of U.S. Equity with the fiscal year end of the other affiliated funds of the Trust advised by the Adviser.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
DECEMBER 31, 2025

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classifications, refer to the Funds’ Schedules of Investments.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current periods. The Fund did not record any tax provision in the current periods. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the period ended December 31, 2025, International Equity and Global Equity have accrued foreign tax in the amount of $3,052 and $2,066, respectively, presented on the Statements of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Classes — Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of its net investment income annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
DECEMBER 31, 2025

Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. During the period ended December 31, 2025, International Equity and Global Equity incurred offering costs of $13,687 and $28,720, respectively. As of December 31, 2025, International Equity and Global Equity had offering costs of $29,184 and $57,728, respectively, remaining to be amortized.

Segment Reporting — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended December 31, 2025, International Equity, Global Equity and U.S. Equity paid $164,951, $129,970 and $32,985, respectively, for these services.

The Trust has adopted a Distribution Plan (the “Plan”) with respect to A Shares in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the A Shares as compensation for the sale and distribution of Fund shares, and for services provided to shareholders. For the period ended December 31, 2025, International Equity, Global Equity and U.S. Equity incurred $123, $137 and $255, respectively, for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. For the period ended December 31, 2025, International Equity, Global Equity and U.S. Equity earned credits of $1,676, $891 and $107, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee, which is calculated daily and paid monthly at an annual rate below.

Advisory Fee
International Equity	0.60%
Global Equity	0.58%
U.S. Equity	0.50% on the first $500 million, 0.45% on assets over $500 million

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, class-specific expenses (including Distribution (12b-1) Fees and Shareholder Servicing Fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding the level set forth below with respect to each of a Fund’s share classes. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2026 for International Equity and Global Equity, and January 31, 2027 for U.S. Equity.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
DECEMBER 31, 2025

Contractual Expense Limit
International Equity	0.60%
Global Equity	0.58%
U.S. Equity	0.50%

In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place.

During the period ended December 31, 2025 the Funds did not recapture any previously waived fees and/or reimbursed expenses.

As of December 31, 2025, fees previously waived and/or reimbursed by the Adviser, which may be subject to possible future recapture are as follows:

	Subject to Repayment Until December 31, 2026	Subject to Repayment Until December 31, 2027	Subject to Repayment Until December 31, 2028
International Equity	N/A	$449,024	$623,763
Global Equity	N/A	$158,794	$368,458
U.S. Equity	$478,347	$395,627	$323,786

6. Investment Transactions:

Purchases and sales of investment securities other than in-kind transactions and short-term investments, for the period ended December 31, 2025, were as follows:

		Sales and
	Purchases	Maturities
International Equity	$273,462,163	$298,094,916
Global Equity	22,931,298	21,550,468
U.S. Equity	1,241,503	12,220,145

For the period ended December 31, 2025, there were no purchases or sales of long-term U.S. Government securities by the Funds.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings (Accumulated Losses) or Paid-in Capital, as appropriate, in the period that the differences arise.

The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings/(Accumulated Losses) as of December 31, 2025, are primarily related to redemption in-kind transactions that have been reclassified to/(from) the following accounts for the period ended December 31, 2025.

	Distributable Earnings/ (Accumulated Loss)	Paid-in Capital
International Equity	$(255,988)	$255,988

The tax character of dividends and distributions declared for the Funds during the years ended December 31, 2025 and periods ended December 31, 2024 were as follows:

	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Total
International Equity
2025	$1,431,266	$15,767,076	$–	$17,198,342
2024	795,561	5,708,011	283,426	6,786,998
Global Equity
2025	204,076	–	–	204,076
2024	89,481	–	–	89,481

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
DECEMBER 31, 2025

The tax character of dividends and distributions declared during the period ended December 31, 2025, and year ended September 30, 2025 and September 30, 2024 were as follows:

	Ordinary	Long-Term	Return of
	Income	Capital Gain	Capital	Total
U.S. Equity
2025†	$171,027	$8,433,911	$–	$8,604,938
2025	284,047	2,260,299	–	2,544,346
2024	196,275	173,798	–	370,073

†	For the period October 1, 2025 to December 31, 2025. Effective November 18, 2025, U.S. Equity changed its fiscal year end to December 31 (see Note 1 in the Notes to Financial Statements).

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

	International
	Equity	Global Equity	U.S. Equity
Undistributed Ordinary Income	$–	$–	$87,032
Undistributed Long-Term Capital Gains	1,476,097	–	3,632,034
Post October Losses	(1,211,230)	–	–
Late Year Loss Deferral	(28,712)	(1,184)	–
Capital Loss Carryforwards	–	(648,623)	–
Unrealized Appreciation	15,909,329	2,795,455	1,698,283
Other Temporary Differences	–	(1)	(4)
Total Distributable Earnings	$16,145,484	$2,145,647	$5,417,345

Post-October capital and specified losses are losses realized on investment transactions from November 1, 2025 through December 31, 2025 that in accordance with Federal income tax regulations, the fund defers and treats as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2025, through December 31, 2025, and specified losses realized on investment transactions from November 1, 2025, through December 31, 2025, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following year.

The Global Equity Fund had short-term capital loss carryforwards of $648,623 for the period. For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to wash sales loss deferrals. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at December 31, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
International Equity	$94,987,106	$18,787,941	$(2,875,561)	$15,912,380	*
Global Equity	19,993,774	3,355,902	(558,381)	2,797,521	*
U.S. Equity	2,529,513	1,800,221	(101,938)	1,698,283

*	The difference in unrealized appreciation is attributable to foreign capital gains tax payable.

The Funds did not pay any federal or state and local income taxes. Certain Funds paid income taxes in foreign jurisdictions for the period ended December 31, 2025. Cash paid for income taxes, net of refunds received, were as follows:

	International
	Equity	Global Equity	U.S. Equity
Income Taxes by Foreign Jurisdiction:
Canada	$20,211	$1,077	$195
France	20,422	6,114	–
Germany	22,142	–	–
India	–	2,280	–
Indonesia	–	1,627	–
Japan	22,149	1,219	–
Netherlands	14,772	1,797	–
Sweden	107,885	–	–
Switzerland	21,225	–	–
Taiwan	–	2,968	–
Other*	25,299	2,267	–
Total Income Taxes Paid, Net of Refunds	$254,105	$19,349	$195

*	Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Funds.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
DECEMBER 31, 2025

8.	Concentration of Risks:

As with all mutual funds, there is no guarantee that the fund will achieve its investment objective. You could lose money by investing in the Funds. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Active Management Risk (International Equity, Global Equity) – The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to other funds with similar objectives and investment strategies.

Convertible Securities Risk (International Equity, U.S. Equity) – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Depositary Receipts Risk (U.S. Equity) – Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Emerging Markets Securities Risk (All Funds) – The Funds’ investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

Equity Risk (All Funds) – Since it purchases equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Funds’ securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

ESG Integration/Active Ownership Risk (All Funds) – The Funds intend to invest a portion of its assets in companies with higher ESG ratings. The considerations assessed as part of ESG processes may vary across types of investments and issuers and not every factor may be identified or considered for all investments. This may affect the Funds’ exposure to certain companies or industries and the Funds may forgo certain investment opportunities; however, these ratings are viewed holistically and the Funds may not forego an investment solely based upon a low score. The Funds’ results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The ability to meet ESG objectives might be affected by incomplete or inaccurate data from third-party providers. As a result, the Funds may invest in companies that do not reflect the beliefs and values of any particular investor.

Foreign Company Risk (All Funds) – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk (All Funds) – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Investment Style Risk (International Equity, Global Equity) – The Funds pursue a “growth style” of investing, meaning that the Funds invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Funds to sometimes underperform other equity funds that use differing investing styles.

IPO Risk (International Equity, Global Equity) – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Large Capitalization Company Risk (All Funds) – The large capitalization companies in which the Funds may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
DECEMBER 31, 2025

Market Risk (All Funds) – The prices of and the income generated by the Funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

New Fund Risk (Global Equity) – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Preferred Stock Risk (U.S. Equity) – Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments.

Real Estate Investment Trusts Risk (International Equity, U.S. Equity) – REITs are pooled investment vehicles that own, and usually operate, income producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Rights and Warrants Risk (International Equity) – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Small- and Mid-Capitalization Company Risk (All Funds) – The small- and mid-capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Sustainability Risk (All Funds) – Certain ESG events or conditions that, if they occur, could cause an actual or potential material negative impact on the value of an investment. Such risks include, but are not limited to: climate-related and environmental risks (such as environmental product stewardship, footprint, natural resource management, alignment with local and international targets and laws, effects of climate change on agriculture or effects of rising sea level); social risks evaluated as material for the sector (including, without limitation, matters relating to treatment and welfare of employees, supply chain management, data security and privacy, business ethics, severe human rights violation by governments or abuse of civil liberties); governance risks (including, without limitation, business ethics, rights of minority shareholders, independence of board oversight, ownership structures, related party transactions, political stability, economic, political and social framework or government effectiveness); severe sustainability controversies, and violations of international norms.

Third-Party Data Provider Risk (All Funds) – In assessing the eligibility of a company based on ESG research, the Adviser may rely on information and data from third party ESG data providers and companies, and on internal analyses, which may be based on certain assumptions or hypothesis. The data obtained from third party data providers or companies may be incomplete, inaccurate, or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Adviser incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security in the Funds’ portfolios.

9.	Concentration of Shareholders:

At December 31, 2025, the percentage of total shares outstanding held by shareholders for the Funds, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

International Equity	No. of Shareholders	% Ownership
A Shares	1	100%
Y Shares	2	96%
Institutional Shares	4	82%

Global Equity	No. of Shareholders	% Ownership
A Shares	1	100%
Y Shares	1	93%
Institutional Shares	3	97%

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
DECEMBER 31, 2025

U.S. Equity	No. of Shareholders	% Ownership
A Shares	1	100%
Y Shares	4	100%
Institutional Shares	1	100%

10.	In-Kind Transactions:

For the period ended December 31, 2025, in-kind transactions were:

	Purchases	Sales	Realized Gain (Loss)	Cash
International Equity	$–	$19,145,766	$273,034	$(1,338,341)

11.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12.	Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

13.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Vontobel International Equity Fund, Vontobel Global Equity Fund and Vontobel U.S. Equity Fund and the Board of Trustees of The Advisors’ Inner Circle Fund II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Vontobel International Equity Fund, Vontobel Global Equity Fund and Vontobel U.S. Equity Fund (collectively referred to as the “Funds”), (three of the funds constituting The Advisors’ Inner Circle Fund II (the “Trust”)), including the schedules of investments, as of December 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting The Advisors’ Inner Circle Fund II) at December 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting The Advisors' Inner Circle Fund II	Statement of operations	Statements of changes in net assets	Financial highlights
Vontobel International Equity Fund	For the year ended December 31, 2025	For the year ended December 31, 2025, and for the period from April 22, 2024 (commencement of operations) through December 31, 2024
Vontobel Global Equity Fund		For the year ended December 31, 2025, and for the period from August 5, 2024 (commencement of operations) through December 31, 2024
Vontobel U.S. Equity Fund	For the period from October 1, 2025 through December 31, 2025, and for the year ended September 30, 2025	For the period from October 1, 2025 through December 31, 2025, and for each of the two years in the period ended September 30, 2025	For the period from October 1, 2025 through December 31, 2025, and for each of the five years in the period ended September 30, 2025

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Vontobel Asset Management, Inc. investment companies since 2013.

Philadelphia, Pennsylvania

February 27, 2026

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2025
(Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a December 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period ended December 31, 2025, the Funds are designating the following items with regard to distributions paid during the year.

	Return Of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividend Received Deduction (1)	Qualifying Dividend Income (2)
Vontobel International Equity Fund	0.00%	91.07%	8.93%	100.00%	12.17%	100.00%
Vontobel Global Equity Fund	0.00%	0.00%	100.00%	100.00%	90.20%	100.00%
Vontobel U.S. Equity Fund	0.00%	98.01%	1.99%	100.00%	100.00%	100.00%

	U.S. Government Interest (3)	Qualified Interest Income (4)	Qualified Short- Term Capital Gain (5)	Qualifying Business Income (6)	Foreign Tax Credits (7)
Vontobel International Equity Fund	0.00%	10.32%	100.00%	0.00%	0.66%
Vontobel Global Equity Fund	0.00%	7.39%	100.00%	0.00%	0.00%
Vontobel U.S. Equity Fund	0.00%	8.98%	100.00%	0.00%	0.00%

1.	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

2.	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

3.	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

4.	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

5.	The percentage in this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

6.	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended December 31, 2025. Your allocable share of the foreign tax credit will be reported on form 1099-DIV.

7.	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal period ended December 31, 2025. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal period ended 2024. For the fiscal year ended December 31, 2025 the total amount of foreign source income for the Vontobel International Equity Fund is $1,513,478. The amount of foreign tax paid is $114,439.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL DECEMBER 31, 2025
(Unaudited)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Vontobel Funds

P.O. Box 219009
Kansas City, MO 64121

Investment Adviser:

Vontobel Asset Management, Inc.

66 Hudson Boulevard, Suite 3401

New York, NY 10001

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

VON-AR-001-0200

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)              The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)              There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		The Advisors’ Inner Circle Fund II

By	(Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date:	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date:	March 6, 2026

By	(Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date:	March 6, 2026